Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (unaudited)

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Revenues	$2,747	$2,657	$1,015	$2,289	$8,708
Net loss	$(4,336)	$(3,713)	$(3,449)	$(3,237)	$(14,735)
Basic and diluted net loss per common share	$(0.17)	$(0.13)	$(0.12)	$(0.07)	$(0.45)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Revenues	$2,990	$2,435	$2,354	$2,565	$10,344
Net loss	$(3,930)	$(3,223)	$(2,341)	$(4,252)	$(13,746)
Basic and diluted net loss per common share	$(0.18)	$(0.14)	$(0.10)	$(0.18)	$(0.59)